AMIDEX35 MUTUAL FUND
                             630-A Fitzwatertown Rd.
                             Willow Grove, PA 19090

                         SUPPLEMENT DATED JULY 30, 2003
                      TO PROSPECTUS DATED FEBRUARY 11, 2002

The "Fees and Expenses" section of the Fund Prospectus dated February 11, 2003 is hereby amended as follows:

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                   One Year       Three Years       Five Years       Ten Years
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Class A              $688           $1,281             $1,900          $3,558
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Class C              $476           $1,445             $2,440          $5,040
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If you did not redeem your shares, your expenses would be:

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                   One Year       Three Years       Five Years       Ten Years
--------------------------------------------------------------------------------
Class A              $688           $1,281             $1,900          $3,558
--------------------------------------------------------------------------------
Class C              $476           $1,445             $2,440          $5,040
--------------------------------------------------------------------------------

The "General Information" section on the Fund Prospectus dated February 11, 2003 is hereby amended as follows:

"The financial data included in the table below for the No-Load Class shares of the Fund have been audited by Deloitte & Touche, LLP, independent auditors. The information in the tables below should be read in conjunction with the Fund's latest audited financial statements and notes thereto, which are incorporated by reference and which may be obtained without charge by contacting the Fund."

The AMIDE35 Mutual Fund Prospectus dated February 11, 2003 was inadvertently labeled February 11, 2003 and hereby corrected.